Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Capitalized Costs for Oil and Gas Exploration and Production Activities (Detail)
₨ in Millions, $ in Millions
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
India [member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Unproved oil and gas properties	₨ 17,121		₨ 16,388	₨ 16,352
Proved oil and gas properties	1,276,878		1,264,044	1,284,002
Support equipment	4,865		4,656	4,906
Gross Capitalized costs	1,298,864		1,285,088	1,305,260
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,075,592)		(1,136,079)	(1,135,740)
Net Capitalized costs	223,272	$ 3,429	149,009	169,520
Sri Lanka [member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Unproved oil and gas properties	51,261		51,100	52,277
Gross Capitalized costs	51,261		51,100	52,277
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(51,261)		(51,100)	(52,277)
South Africa [member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Unproved oil and gas properties	2,372		2,351	2,405
Gross Capitalized costs	2,372		2,351	2,405
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	₨ (2,372)		₨ (2,351)	₨ (2,405)